Leases - Schedule of Carrying Amount of Right-of-Use Assets (Details) - USD ($)		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Carrying Amount of Right-of-Use Assets [Line Items]
Balance beginning		$ 743,807	$ 589,721
Remeasurement on lease modifications		475,118	884,288
Depreciation charge	[1]	(743,146)	(712,003)	$ (743,956)
Exchange realignment		24,591	(18,199)
Balance ending		934,434	743,807	589,721
New lease for the year		434,064
Office premises [Member]
Schedule of Carrying Amount of Right-of-Use Assets [Line Items]
Balance beginning		738,556	583,078
Remeasurement on lease modifications		475,118	884,288
Depreciation charge		(740,856)	(710,579)
Exchange realignment		24,602	(18,231)
Balance ending		928,658	738,556	583,078
New lease for the year		431,238
Office equipment [Member]
Schedule of Carrying Amount of Right-of-Use Assets [Line Items]
Balance beginning		5,251	6,643
Remeasurement on lease modifications
Depreciation charge		(2,290)	(1,424)
Exchange realignment		(11)	32
Balance ending		5,776	$ 5,251	$ 6,643
New lease for the year		$ 2,826

[1]	For the year ended December 31, 2025, other than these depreciation, general, administrative and other operating expenses mainly include legal and professional fees of US$3,224,000, written off/impairment of intangible assets of US$1,193,246, insurance costs of US$734,593, investor relation costs of US$565,982 and other office and corporate cost.